Note 18 - Accumulated Other Comprehensive Income (Loss) (Details) - Significant Amounts Reclassified Out of Each Component of Accumulated Other Comprehensive Income (Loss) (USD $)
In Thousands, unless otherwise specified
12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Unrealized gains (losses) on available-for-sale securities
Investment securities gains, net	$ (248)	[1]	$ (11)	[1]
Income taxes	84	[1]	3	[1]
Net of tax	$ (164)	[1]	$ (8)	[1]

[1]	Amounts in parentheses indicate debits to net income